Commitments And Contingencies-Schedule of Non-Cancelable Operating Leases (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Non-Cancelable Operating Leases [Abstract]
2026	$ 33
Total	$ 33